Quarterly Report
June 30, 2022
MFS®  Alabama
Municipal Bond Fund
MAL-Q1

Portfolio of Investments
6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 92.1%
Airport Revenue – 1.4%
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2031	$325,000	$364,605
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2032	325,000	362,081
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2033	325,000	359,082
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	70,000	70,396
		$1,156,164
General Obligations - General Purpose – 14.1%
Birmingham, AL, General Obligation Warrants, “B”, 5%, 12/01/2043	$245,000	$266,876
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	160,000	148,653
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	40,000	42,714
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	15,000	15,447
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	110,000	113,149
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	10,511	9,620
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	40,508	22,753
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	17,489	17,806
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	35,057	36,399
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	34,739	36,954
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	34,176	36,697
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	115,194	125,799
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	31,477	28,840
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	28,294	25,339
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	24,283	21,484
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	33,016	28,559
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	121,336	101,800
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	812,514
Fultondale, AL, General Obligation Warrants, “A”, AGM, 4%, 3/01/2040	1,000,000	992,570
Gardendale, AL, General Obligation Warrants, “B”, 4%, 5/01/2040	300,000	297,756
Gardendale, AL, General Obligation Warrants, “B”, 4%, 5/01/2041	400,000	394,500
Jasper, AL, General Obligation Warrants, 5%, 3/01/2032 (Prerefunded 3/01/2024)	500,000	525,381
Jasper, AL, General Obligation Warrants, BAM, 5%, 11/01/2030	275,000	314,163
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2038	250,000	276,936
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2039	250,000	276,502
Mobile County, AL, General Obligation Refunding, “A”, 5%, 8/01/2032	1,110,000	1,271,148
Mobile County, AL, General Obligation Warrants, 5%, 8/01/2036	500,000	544,110
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2033	420,000	423,239
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2034	655,000	655,776
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2035	250,000	250,010
Montgomery, AL, General Obligation, “A”, 5%, 12/01/2028	450,000	512,026
State of Alabama, General Obligation Refunding, “C”, 5%, 8/01/2025	1,000,000	1,084,643
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	128,711
Trussville, AL, General Obligation Warrants, “A”, 4%, 8/01/2041	750,000	745,502
Vestavia Hills, AL, General Obligation Warrants, 4%, 8/01/2038	1,000,000	1,017,764
		$11,602,140
General Obligations - Schools – 5.2%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$255,000	$222,742
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	445,000	440,524
Huntsville, AL, General Obligation Warrants, “A”, 5%, 5/01/2039	1,000,000	1,119,352
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2029 (Prerefunded 11/01/2023)	200,000	208,412
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2030 (Prerefunded 11/01/2023)	1,000,000	1,042,062
Mobile County, AL, Board of School Commissioners Special Tax School Warrants, 4%, 3/01/2039	1,000,000	982,240
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	270,000	259,673
		$4,275,005

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 11.1%
Alabama DCH Health Care Authority, “A”, 4%, 6/01/2046	$1,000,000	$910,416
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	500,000	515,921
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), “C”, 5%, 11/15/2046	500,000	525,272
Alabama Special Care Facilities Financing Authority Rev. (Daughters of Charity), ETM, AAC, 5%, 11/01/2025	480,000	508,954
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), 5%, 6/01/2031	750,000	789,291
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	5,083
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	40,000	36,815
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	15,000	13,438
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	455,300
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	430,000	410,457
Huntsville, AL, Health Care Authority, “B”, 5%, 6/01/2035	500,000	533,724
Huntsville, AL, Health Care Authority, “B”, 5%, 6/01/2036	500,000	532,841
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	360,000	380,187
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2040	1,000,000	933,990
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	50,000	51,080
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	425,000	410,307
UAB Medicine Finance Authority Rev., “B”, 5%, 9/01/2035	1,000,000	1,052,253
UAB Medicine Finance Authority Rev., “B2”, 5%, 9/01/2041	1,000,000	1,043,976
		$9,109,305
Healthcare Revenue - Long Term Care – 1.5%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$231,154
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 4%, 12/01/2038	1,000,000	988,046
		$1,219,200
Industrial Revenue - Environmental Services – 0.4%
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (n)	$300,000	$300,340
Industrial Revenue - Other – 0.6%
Mobile County, AL, Limited Obligation Warrants (Gomesa Project), 4%, 11/01/2045 (n)	$500,000	$397,615
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	100,000	88,001
		$485,616
Miscellaneous Revenue - Other – 0.7%
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	$245,000	$194,204
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	65,000	66,893
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	35,000	35,904
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	260,000	252,821
		$549,822
Multi-Family Housing Revenue – 0.3%
New Hampshire National Finance Authority Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$223,942	$214,863
Port Revenue – 1.3%
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2035	$1,000,000	$1,069,464
Sales & Excise Tax Revenue – 7.1%
Cherokee County, AL, Board of Education Special Tax School Warrants (Sales Tax), 5%, 12/01/2048	$1,000,000	$1,066,410
Elmore County, AL, Board of Education School Tax Warrants, 4%, 8/01/2038	745,000	746,779
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	5,000	5,271
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	5,271
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	5,279
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	25,000	23,005
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	35,000	30,880
Jefferson County, AL, Board of Education, 4%, 2/01/2042	805,000	793,352

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Jefferson County, AL, Limited Obligation Warrants, 5%, 9/15/2033	$500,000	$542,968
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	16,000	15,412
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	57,000	54,766
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	650,000	638,937
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	109,000	102,359
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	58,000	54,466
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	25,000	23,879
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	26,000	21,520
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	4,000	3,014
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	247,000	167,269
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	237,000	142,530
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,837,000	494,044
Tuscaloosa County, AL, Board of Education, School Tax Warrants, 5%, 2/01/2037 (Prerefunded 2/01/2027)	750,000	836,569
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	100,000	90,788
		$5,864,768
Single Family Housing - Local – 0.4%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$305,000	$309,603
Single Family Housing - State – 0.4%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$160,000	$162,204
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	140,000	142,937
		$305,141
State & Local Agencies – 2.8%
Alabama Public Health Care Authority Lease Rev. (Department of Public Health Facilities), 5%, 9/01/2030	$280,000	$295,669
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, AGM, 5%, 7/01/2030	210,000	210,543
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	315,000	308,824
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2030 (Prerefunded 6/01/2023)	35,000	36,049
Huntsville, AL, Public Building Authority Lease Refunding Rev., 5%, 10/01/2033	500,000	547,536
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	75,000	84,986
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	155,000	164,887
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	10,000	10,969
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	5,000	5,005
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	10,000	9,981
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	5,000	4,956
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	10,000	9,516
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	75,000	80,055
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	185,000	178,526
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	350,000	380,018
		$2,327,520
Student Loan Revenue – 0.6%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,745
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	90,000	73,843
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	45,000	38,398
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	415,000	396,857
		$513,843
Tax - Other – 5.4%
Alabama Public School & College Authority Rev., “B”, 5%, 6/01/2025 (Prerefunded 6/01/2023)	$800,000	$823,400
Birmingham-Jefferson, AL, Civic Center Authority, “A”, 4%, 7/01/2043	750,000	743,488
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	500,000	525,799
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	55,000	57,951
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	30,000	31,575

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	$85,000	$88,485
Lauderdale County, AL, Agriculture Center Authority Special Tax Rev., 5%, 7/01/2049 (Prerefunded 7/01/2024)	1,000,000	1,056,710
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 8/01/2036 (Prerefunded 8/01/2026)	1,000,000	1,107,456
		$4,434,864
Tobacco – 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$55,000	$58,754
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	1,040,000	133,435
		$192,189
Toll Roads – 0.2%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041 (w)	$250,000	$194,596
Transportation - Special Tax – 2.1%
Alabama Federal Aid Highway Finance Authority Special Obligation, “A”, 5%, 9/01/2035 (Prerefunded 9/01/2026)	$500,000	$553,586
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	125,000	125,814
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	330,000	337,729
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	240,000	242,400
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	200,000	201,075
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	50,000	52,139
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	105,000	113,717
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	45,000	47,430
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	50,000	51,841
		$1,725,731
Universities - Colleges – 20.3%
Alabama Community College System Board of Trustees Rev., AGM, 4%, 9/01/2038	$1,000,000	$999,892
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2044	300,000	295,799
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2049	1,000,000	970,956
Alabama Community College System Board of Trustees Rev. (Snead State Community College), BAM, 4%, 9/01/2038	680,000	693,096
Auburn University, General Fee Rev., “A”, 5%, 6/01/2025	885,000	951,048
Auburn University, General Fee Rev., “A”, 5%, 6/01/2025	1,270,000	1,364,780
Auburn University, General Fee Rev., “A”, 5%, 6/01/2038	500,000	534,881
Auburn University, General Fee Rev., “A”, 5%, 6/01/2048	1,500,000	1,613,194
Homewood, AL, Educational Building Authority Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	530,030
Jacksonville State University, AL, Tuition and Fee Rev., 4%, 12/01/2040	750,000	724,435
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	580,000	611,536
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	345,000	299,280
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	65,000	66,067
Troy University, Facilities Rev., “A”, BAM, 5%, 11/01/2028	500,000	533,746
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2035	755,000	831,122
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2036	475,000	522,160
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2026	445,000	489,635
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	1,000,000	1,098,025
University of North Alabama, General Fee Rev., “C”, BAM, 4%, 11/01/2038	500,000	510,472
University of South Alabama, Facilities Rev., BAM, 5%, 10/01/2036	500,000	545,042
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	750,000	813,116
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2036	355,000	358,413
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2038	500,000	501,909
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2040	770,000	768,171
		$16,626,805
Utilities - Municipal Owned – 1.1%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	$5,000	$4,238
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	70,000	59,325
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2023 (a)(d)	115,000	97,750

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$180,000	$152,550
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	25,425
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	15,000	12,713
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	5,000	4,238
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	65,000	55,087
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	10,101
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	50,000	50,505
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	10,000	10,113
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	33,900
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	30,000	25,425
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	4,238
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	95,000	80,512
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	70,000	70,709
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	15,175
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	5,000	4,256
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	12,712
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	40,000	33,900
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	50,000	42,375
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	15,000	12,712
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	55,000	46,612
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	40,000	32,050
		$896,621
Utilities - Other – 2.1%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 1), “A”, 4%, 10/01/2028	$750,000	$758,998
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	1,000,000	995,568
		$1,754,566
Water & Sewer Utility Revenue – 12.8%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036 (Prerefunded 9/01/2025)	$1,000,000	$1,077,667
Birmingham, AL, Waterworks Board Water Rev., 5%, 1/01/2036 (Prerefunded 1/01/2028)	750,000	846,502
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2025)	500,000	535,714
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/2031 (Prerefunded 1/01/2027)	500,000	557,999
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/2035	1,000,000	1,036,472
Gadsden, AL, Waterworks and Sewer Rev., AGM, 4%, 6/01/2033	1,000,000	1,005,762
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	45,000	46,941
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	124,181
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	45,000	46,367
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	46,078
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	95,000	99,031
Jefferson County, AL, Senior Lien Sewer Rev., Current Interest Warrants, “A”, AGM, 5%, 10/01/2044	750,000	783,485
Madison City, AL, Water & Wastewater Board Rev., 3%, 12/01/2050	1,000,000	780,203
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	15,000	15,559
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	20,000	20,687
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	10,000	10,359
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	20,000	20,694
Orange Beach, AL, Water Sewer & Fire Protection Authority Water Rev., 4%, 5/15/2047	1,000,000	975,530
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	700,000	510,492
Scottsboro, AL, Board of Waterworks, Sewer & Gas Rev., 5%, 8/01/2032 (Prerefunded 8/01/2022)	500,000	501,354
Scottsboro, AL, Board of Waterworks, Sewer & Gas Rev., “B”, BAM, 4%, 8/01/2039	350,000	341,173
Warrior River, AL, Water Authority Rev., BAM, 4%, 8/01/2039	1,180,000	1,144,640
		$10,526,890
Total Municipal Bonds		$75,655,056

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$136,000	$117,382
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	196,833	51,677
Total Bonds		$169,059
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$157,170	$78,192
Investment Companies (h) – 6.4%
Money Market Funds – 6.4%
MFS Institutional Money Market Portfolio, 1.21% (v)	5,280,847	$5,280,319

Other Assets, Less Liabilities – 1.2%		967,810
Net Assets – 100.0%		$82,150,436
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,280,319 and $75,902,307, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,298,624, representing 1.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
ETM	Escrowed to Maturity
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$75,733,248	$—	$75,733,248
U.S. Corporate Bonds	—	169,059	—	169,059
Mutual Funds	5,280,319	—	—	5,280,319
Total	$5,280,319	$75,902,307	$—	$81,182,626
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,746,704	$11,123,085	$11,589,075	$(37)	$(358)	$5,280,319
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,292	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2022, are as follows:
Alabama	78.9%
Puerto Rico	4.9%
New Jersey	1.0%
California	0.9%
Maryland	0.9%
Guam	0.8%
Illinois	0.8%
South Carolina	0.7%
Texas	0.7%
New York	0.6%
Pennsylvania	0.5%
Tennessee	0.5%
Colorado	0.4%
Massachusetts	0.4%
Virginia	0.4%
New Hampshire	0.3%
Connecticut	0.2%
Ohio	0.2%
Indiana	0.1%
Iowa	0.1%
Michigan	0.1%
Wisconsin	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.